Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31, 2017	December 31, 2016
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022	254,275	208,222
U.S. Dollar-denominated Term Loans due from 2018 to 2031	935,286	1,005,199
Norwegian Kroner-denominated Bonds due from 2018 to 2021	377,856	371,329
Euro-denominated Term Loans due from 2018 to 2023	232,957	219,733
Other U.S. Dollar-denominated Loans	10,000	—
Total principal	1,810,374	1,804,483
Unamortized discount and debt issuance costs	(12,382)	(13,257)
Total debt	1,797,992	1,791,226
Less current portion	(552,404)	(188,511)
Long-term debt	1,245,588	1,602,715